INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	$ 395
Balance	1,037	$ 395
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	2,206	1,950
Additions	879	256
Balance	3,085	2,206
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	(1,811)	(1,652)
Amortization for the year	(237)	(159)
Balance	(2,048)	(1,811)
Computer software
Disclosure of detailed information about intangible assets [line items]
Balance	118
Balance	140	118
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	875	769
Additions	94	106
Balance	969	875
Computer software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	(757)	(716)
Amortization for the year	(72)	(41)
Balance	(829)	(757)
Capitalized development cost
Disclosure of detailed information about intangible assets [line items]
Balance	277
Balance	897	277
Capitalized development cost | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	956	806
Additions	785	150
Balance	1,741	956
Capitalized development cost | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	(679)	(561)
Amortization for the year	(165)	(118)
Balance	(844)	(679)
Marketing rights for a medical product | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	375	375
Balance	375	375
Marketing rights for a medical product | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance	(375)	(375)
Balance	$ (375)	$ (375)